Income Taxes (Details) - Schedule of Income Tax (Credit) Expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Tax (Credit) Expense [Line Items]
Deferred tax	$ (107)	$ (12)	$ 106
Total	(161)	(20)	101
Hong Kong [Member]
Schedule of Income Tax (Credit) Expense [Line Items]
Current tax
Under provision in prior year	(59)	(12)	(5)
China [Member]
Schedule of Income Tax (Credit) Expense [Line Items]
Current tax		1
Under provision in prior year
Myanmar [Member]
Schedule of Income Tax (Credit) Expense [Line Items]
Current tax
Under provision in prior year	$ 5	$ 3